Segment Reporting - Summary of Company's Revenue and Non-current Assets (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total revenue	$ 25,596,972	$ 26,928,439	$ 18,340,249
Total non-current assets	50,199,007	62,123,576
Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	25,596,972	26,928,439	18,340,249
Total non-current assets	50,199,007	62,123,576
Canada [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	10,733,922	13,832,691	10,889,542
Total non-current assets	30,812,581	37,966,772
United States [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	6,564,271	5,691,202	$ 7,450,707
Total non-current assets	9,014,016	12,424,844
JAPAN | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	5,849,967	6,446,939
AUSTRALIA | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	993,933	152,301
Total non-current assets	10,372,410	11,731,960
Other [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Total revenue	$ 1,454,879	$ 805,306